INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount			$ 66,200,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			69,200,000		$ 57,400,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local			51,700,000		38,100,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign			263,600,000
Recognized penalties and interest			0
unrecognized tax benefits			$ 976,000	$ 0	892,000	$ 742,000
Change in unrecognized tax benefits	$ 0
Accrual for uncertain tax positions	$ 0
Subject to examination	Tax years from 2020 through 2023 remain subject to examination by major tax jurisdictions		greater than 50%
Income tax benefit	$ 0	$ 0
Foreign Tax Jurisdiction [Member] | Merger Agreement [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount			$ 54,400,000
Operating loss carryforwards			236,500,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development credit carryforwards			2,100,000		1,900,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development credit carryforwards			$ 1,800,000		$ 1,600,000